Annual Total Returns- Janus Henderson Flexible Bond Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Flexible Bond Fund - Class D	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	7.53%	6.63%	8.01%	(0.08%)	4.91%	0.07%	2.61%	3.55%	(0.96%)	9.48%